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Independent Accountants’ Report on Applying Agreed-Upon Procedures

Mercedes-Benz Financial Services Canada Corporation (the “Company”)
Scotia Capital Inc.
Scotia Capital (USA) Inc.
RBC Dominion Securities Inc.
RBC Capital Markets, LLC
(together, the “Specified Parties”)

Re: MBARC Credit Canada Inc., 2021-A – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “2021 03 31 SALC Base _ Data Tape_RPA KPMG.xls” provided by the Company on April 13, 2021 (the “Data File”), containing information on 11,938 automobile lease receivables as of March 31, 2021 (the “Cut-off Date”), which we were informed are intended to be included as collateral for the offering of the MBARC Credit Canada Inc., 2021-A, Asset Backed Notes (the “Notes”). The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts, percentages, and dates were within $1.00, 0.1%, and two (2) days, respectively, unless otherwise stated.

•	The term “Leases” means the pool of 11,938 new and pre-owned automobile lease receivables and the related leased vehicles.

•
The term “Lease Contract” means the original, photocopy or facsimile of the legal document or documents, provided to us by the Company, that includes Lease information. We make no representation regarding the execution of the Lease Contract by the lessee.

•	The term “ALFA” means the Company’s lease portfolio management system used to track and account for its automobile leases beginning May 2, 2016.

•	The term “ACE” means Automated Credit Evaluation, which is the Company’s system used to track credit scores related to its automobile leases.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Vehicle Model Class Mapping” means the vehicle model class mapping list provided by the Company, attached hereto as Exhibit B.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit C.

•
The term “Lease Files” means any file containing some or all of the following documents for each of the Sample Leases (defined below), the Lease Contract and various screenshots contained within ALFA and ACE. We make no representation regarding the validity, enforceability, or authenticity of such Lease Files.

We were instructed by the Company to perform the following agreed-upon procedures on the Leases in the Data File.

A.
The Company instructed us to select a random sample of 100 Leases from the Data File (the “Sample Leases”). A listing of the Sample Leases is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of Leases that we were instructed to randomly select from the Data File.

B.
For each Sample Lease, we compared or recomputed the specified attributes listed below contained in the Data File to or using the corresponding information contained in the Lease Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of the specified documents in the Lease Files or the inability to agree the indicated information from the Data File to the Lease Files for each of the specified attributes, utilizing the Instructions, constituted an exception, except for certain procedures related to Credit Score. The Lease File documents are listed in order of priority until such attribute was agreed.

Attributes	Lease Files
Lease Number	ALFA
Running Rate	ALFA
Adjusted Capitalized Cost	ALFA
Original Start Date	ALFA
Maturity Date (Recomputed Maturity Date)	Lease Contract
Vehicle Value	ALFA
New/Used	Lease Contract
Original Term	Lease Contract
Contract Residual	Lease Contract
Province or Territory of Origination	ALFA
Base Rent Payment	Lease Contract
Vehicle Make	Lease Contract
Vehicle Model Class	Lease Contract
Vehicle Model Year	Lease Contract
Vehicle Identification Number	Lease Contract

Attributes	Lease Files
Credit Score	ACE
Current Remaining Term (Recomputed Current Remaining Term)	ALFA

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information included in the Data File, Lease Files, and Instructions, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Leases, (ii) the reasonableness of the information and instructions provided by the Company, (iii) the reliability or accuracy of the Lease Files which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Leases being securitized, (iii) the compliance of the originator of the Leases with federal, province, and local laws and regulations, or (iv) any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the asset- backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSRO’s, who are not identified in the report as Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, CA
April 29, 2021

Exhibit A

The Sample Leases

Sample Lease #	Lease Number	Sample Lease #	Lease Number	Sample Lease #	Lease Number
1	314	35	4860	69	8614
2	398	36	4862	70	8722
3	557	37	5020	71	8728
4	645	38	5209	72	8800
5	718	39	5247	73	8852
6	914	40	5297	74	8869
7	1119	41	5463	75	8890
8	1230	42	5547	76	8993
9	1319	43	5830	77	9238
10	1428	44	5847	78	9312
11	1540	45	5934	79	9331
12	1982	46	6122	80	9355
13	2035	47	6222	81	9645
14	2251	48	6461	82	9666
15	2739	49	6504	83	9960
16	2807	50	6639	84	9998
17	2843	51	6696	85	10028
18	2873	52	6699	86	10091
19	3021	53	6739	87	10185
20	3038	54	6882	88	10192
21	3198	55	7060	89	10230
22	3262	56	7102	90	10372
23	3347	57	7276	91	10534
24	3448	58	7344	92	10575
25	3497	59	7370	93	10601
26	3655	60	7461	94	10611
27	3745	61	7727	95	10642
28	3944	62	7764	96	10653
29	3945	63	8059	97	10786
30	3947	64	8149	98	10978
31	4416	65	8332	99	11803
32	4593	66	8458	100	11903
33	4627	67	8568
34	4776	68	8595

The Company has assigned a unique Lease Number to each Lease in the Data File. The Lease Numbers referred to in this Exhibit are not the Customer Account Numbers.

Exhibit B

Vehicle Model Class Mapping

Vehicle Model per Lease Contract	Vehicle Model Class per Data File
A220 4MATIC Sedan	A2204M
A250 4MATIC Hatch	A2504M
A35 AMG 4MATIC Sedan	A35V4M
C300 4MATIC Cabriolet	C300A 4M
C300 4MATIC Sedan	C300 4M
C300 4MATIC Wagon	C300S 4M
C43 AMG 4MATIC Cabriole	C43A 4M
C43 AMG 4MATIC Coupe	C43C 4M
C43 AMG 4MATIC Sedan	C43 4M
CLA250 4MATIC Coupe	CLA250M
E300 4MATIC Sedan	E300W4M
E450 4MATIC Coupe	E450C4M
E450 4MATIC Sedan	E450W4M
E53 AMG 4MATIC+ Sedan	E53W4M
G550 SUV	G550V
GLA250 4MATIC SUV	GLA250M
GLB250 4MATIC SUV	GLB2504M
GLC300 4MATIC SUV	GLC300 4M
GLC300 4MATIC Coupe	GLC300C 4M
GLC43 AMG 4MATIC Coupe	GLC43C 4M
GLC43 AMG 4MATIC SUV	GLC43
GLC63 AMG S 4MATIC+ S	GLC63 4MS
GLC63 AMG S 4MATIC + SUV	GLC63 4MS
GLE350 4MATIC SUV	GLE350 4M
GLE400 4MATIC SUV	GLE400 4M
GLE450 4MATIC SUV	GLE450 4M
GLE53 4MATIC+ Coupe	GLE53C 4M
GLE53 4MATIC+ SUV	GLE53 4M
GLE63 AMG S 4MATIC Coupe	GLE63C 4MS
GLS450 4MATIC SUV	GLS450 4M
S560 4MATIC Coupe	S560C 4M

Exhibit C

Instructions

Attribute	Instructions
Maturity Date (Recomputed Maturity Date)
Recompute the Maturity Date (the “Recomputed Maturity Date”) as the Lease Date indicated in the Lease Contract plus the Original Term indicated in the Lease Contract. Compare the Recomputed Maturity Date to the “O_OriginalMaturity Date” field in Data File.

New/Used
Compare the “O_NewUsed” field in the Data File to the New/Used information indicated in the Lease Contract. In the event the Lease Contract indicated “Demo,” consider the Sample Lease to be “New,” if the odometer reading per the Lease Contract was less than 15,000 kilometers. We were informed that it is the Company’s policy to consider such Leases to be “New” for purposes of structuring the leases using new car residual values.

Province or Territory of Origination	Compare the “O_StateCode” field in the Data File to the province or territory shown in the “Garaging Address” field in ALFA.
Vehicle Model Class	Compare the “O_ModelName” field in the Data File to the “Model” field in the Lease Contract based on the Vehicle Model Class Mapping.
Credit Score	For Sample Leases where the “O_CreditScore” field in the Data File is blank or contains a “0,” we were instructed not to perform any procedures related to Credit Score.
Current Remaining Term (Recomputed Current Remaining Term)
In the event a payment was made after the Cut-off Date, recompute the Current Remaining Term (“Recomputed Current Remaining Term”) as the number contained in the “Rentals Remaining” field in ALFA plus one month. Compare the Recomputed Current Remaining Term to the “S_CurrRemTerm” field in the Data File.